Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 379,341	Taxes	COLOMBIA	snj:CO-ANT	Municipio De Maceo	Subnational - Antioquia	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 2
	3,226	Fees	COLOMBIA	snj:CO-ANT	Municipio De Maceo	Subnational - Antioquia	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 3
	149,989	Taxes	COLOMBIA	snj:CO-CUN	Alcaldia Municipal De Soacha	Subnational - Cundinamarca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 4
	464,722	Taxes	COLOMBIA	snj:CO-CUN	Municipio De La Calera	Subnational - Cundinamarca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 5
	115,253	Taxes	COLOMBIA	snj:CO-CUN	Municipio De Mosquera	Subnational - Cundinamarca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 6
	2,321,443	Taxes	COLOMBIA	snj:CO-CUN	Direccion Distrital De Tesoreria	Subnational - Cundinamarca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 7
	15,711	Fees	COLOMBIA	snj:CO-CUN	Direccion Distrital De Tesoreria	Subnational - Cundinamarca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 8
	258,045	Taxes	COLOMBIA	snj:CO-NSA	Municipio Los Patios	Subnational - Norte de Santander	Limestone [Member]	United States Segment [Member]	Open Pit
#: 9
	101,228	Fees	COLOMBIA	snj:CO-SAN	Electrificadora De Santander	Subnational - Santander	Clay [Member]	United States Segment [Member]	Open Pit
#: 10
	104,781	Taxes	COLOMBIA	snj:CO-SAN	Tesorería Municipal De Bucaramanga	Subnational - Santander	Gypsum Puzzolans Silica Sand [Member]	United States Segment [Member]	Open Pit
#: 11
	105,283	Fees	COLOMBIA	snj:CO-SAN	Empresa De Energia De Boyaca Sa Empresa De Servicios Publicos	Subnational - Santander	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 12
	2,212,088	Taxes	COLOMBIA	snj:CO-TOL	Alcaldia Municipal De Ibague	Subnational - Tolima	Limestone [Member]	United States Segment [Member]	Open Pit
#: 13
	367,829	Taxes	COLOMBIA	snj:CO-TOL	Infibague	Subnational - Tolima	Clay [Member]	United States Segment [Member]	Open Pit
#: 14
	172,586	Taxes	COLOMBIA	snj:CO-VAC	Tesoreria Municipal De Palmira	Subnational - Valle del Cauca	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 15
	148,984	Fees	CROATIA	snj:HR-17	City of Solin	Subnational-Dalmatia	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 16
	268,143	Fees	CROATIA	snj:HR-17	Public Health Teaching Institute	Subnational-Dalmatia	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 17
	273,100	Fees	CROATIA	snj:HR-17	Water Supply and Sewerage Ltd	Subnational-Dalmatia	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 18
	133,724	Fees	EGYPT		Assiut Transport Society	Subnational-Assiut	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 19
	137,792	Fees	EGYPT		General Office of Assiut Governorate	Subnational-Assiut	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 20
	142,787	Fees	EGYPT		Qena Transport Society	Subnational-Assiut	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 21
	314,820	Fees	FRANCE	snj:FR-IDF	Public Treasury	Subnational - Île-de-France	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 22
	1,105,691	Royalties	FRANCE	snj:FR-IDF	Public Treasury (Hay-les-Roses)	Subnational - Île-de-France	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 23
	2,859,085	Taxes	FRANCE	snj:FR-IDF	Public Treasury – Property Tax	Subnational - Île-de-France	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 24
	131,921	Taxes	FRANCE	snj:FR-ARA	Treasury Office of Pierrelatte	Subnational - Rhône-Alpes (Auvergne-Rhône-Alpes)	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 25
	470,306	Royalties	FRANCE	snj:FR-NOR	Commune of Anneville-Ambourville	Subnational-Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 26
	82,217	Royalties	FRANCE	snj:FR-NOR	Grand River and Maritime Port of the Axe	Subnational-Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 27
	3,828,270	Fees	FRANCE	snj:FR-NOR	Grand River and Maritime Port of the Axe	Subnational-Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 28
	103,847	Taxes	GERMANY		Finanzamt Coburg	Subnational - Bayern	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 29
	257,750	Taxes	GERMANY		Finanzamt Regensburg	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 30
	180,993	Taxes	GERMANY		Finanzamt Schrobenhausen	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 31
	234,063	Comm. Social Resp.	GERMANY		Gemeinde Bahretal Vertreten Durch D	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 32
	233,434	Comm. Social Resp.	GERMANY		Gemeindeverwaltung Malschwitz	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 33
	152,570	Comm. Social Resp.	GERMANY		Gemeinde Weichering	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 34
	215,862	Comm. Social Resp.	GERMANY		Marktgemeinde Helmstadt	Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 35
	10,300,408	Taxes	GERMANY	snj:DE-BB	Finanzamt Strausberg	Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 36
	152,827	Comm. Social Resp.	GERMANY	snj:DE-BB	Bezirksamt Friedrichshain-Kreuzberg	Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 37
	243,355	Taxes	GERMANY	snj:DE-BB	Finanzamt Kreuzberg	Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 38
	981,610	Comm. Social Resp.	GERMANY	snj:DE-BB	Toll Collect Gmbh	Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 39
	104,405	Fees	GERMANY	snj:DE-BB	Wasser- U. Schifffahrtsamt Berlin	Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 40
	456,798	Taxes	GERMANY		Finanzamt Pirna	Subnational - Sachsen	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 41
	1,240,358	Taxes	GERMANY		Finanzamt Bautzen	Subnational - Sachsen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 42
	686,536	Fees	GERMANY		Sächs. Oberbergamt	Subnational - Sachsen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 43
	383,045	Taxes	GERMANY		Stadt Bischofwerda	Subnational - Sachsen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 44
	501,031	Taxes	GERMANY		Stadtverwaltung Ebersbach-Neugersdo	Subnational - Sachsen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 45
	4,091,876	Taxes	ISRAEL		Hevel Modi'in Regional Council	Subnational-Center	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 46
	242,000	Taxes	ISRAEL		Southern Sharon Regional Council	Subnational-Center One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 47
	329,540	Taxes	ISRAEL		Municipality of Ramat Gan	Subnational-Center Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 48
	117,712	Taxes	ISRAEL		Municipality of Rishon LeZion	Subnational-Center Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 49
	111,422	Taxes	ISRAEL		Municipality of Yavne	Subnational-Center Four	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 50
	161,035	Taxes	ISRAEL		Emek Hefer Regional Council	Subnational-North	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 51
	1,742,495	Taxes	ISRAEL		Tur'an Local Council	Subnational-North One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 52
	176,999	Taxes	ISRAEL		Merom HaGalil (Upper Galilee) Regional Council	Subnational-North Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 53
	202,497	Taxes	ISRAEL		Municipality of Tiberias	Subnational-North Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 54
	163,393	Taxes	ISRAEL		Municipality of Shefa-Amr (Shfaram)	Subnational-North Four	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 55
	428,449	Taxes	ISRAEL		Gilboa Regional Council	Subnational-North Five	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 56
	386,831	Taxes	ISRAEL		Zikhron Ya'akov Local Council	Subnational-North Six	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 57
	398,132	Taxes	ISRAEL		Hof HaCarmel (Carmel Coast) Regional Council	Subnational-North Seven	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 58
	898,999	Taxes	ISRAEL		Be'er Tuvia Regional Council	Subnational-South	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 59
	1,013,721	Taxes	ISRAEL		Al-Kasom Regional Council	Subnational-South One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 60
	108,033	Taxes	ISRAEL		Shdot Negev Regional Council	Subnational-South Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 61
	179,127	Taxes	ISRAEL		Municipality of Eilat	Subnational-South Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 62
	581,927	Infrastructure	ISRAEL		Municipality of Eilat	Subnational-South Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 63
	402,021	Taxes	MEXICO	snj:MX-BCN	Municipio De Ensenada	Subnational - Baja California	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 64
	33,077	Fees	MEXICO	snj:MX-BCN	Municipio De Ensenada	Subnational - Baja California	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 65
	208,848	Fees	MEXICO	snj:MX-BCN	Comision Estatal De Servicios Publicos De Mexicali	Subnational - Baja California One	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 66
	155,497	Taxes	MEXICO	snj:MX-COA	Tesoreria Municipal De Torreon	Subnational - Coahuila	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 67
	531	Fees	MEXICO	snj:MX-COA	Tesoreria Municipal De Torreon	Subnational - Coahuila	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 68
	772,753	Taxes	MEXICO	snj:MX-MEX	Gobierno Del Estado De Mexico	Subnational - Estado de México	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 69
	27,141	Fees	MEXICO	snj:MX-MEX	Gobierno Del Estado De Mexico	Subnational - Estado de México	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 70
	245,562	Taxes	MEXICO	snj:MX-MEX	Municipio De Tlalnepantla De Baz	Subnational - Estado de México One	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 71
	520,474	Taxes	MEXICO	snj:MX-MEX	Tesoreria Del Gobierno De La Ciudad De Mexico	Subnational - Estado de México Two	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 72
	28,340	Fees	MEXICO	snj:MX-MEX	Tesoreria Del Gobierno De La Ciudad De Mexico	Subnational - Estado de México Two	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 73
	197,846	Taxes	MEXICO	snj:MX-MEX	Secretaria De Administracion Y Finanzas De La Ciudad De Mexico	Subnational - Estado de México Three	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 74
	38,697	Fees	MEXICO	snj:MX-MEX	Secretaria De Administracion Y Finanzas De La Ciudad De Mexico	Subnational - Estado de México Three	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 75
	2,590,871	Taxes	MEXICO	snj:MX-HID	Municipio De Atotonilco De Tula	Subnational - Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 76
	125,586	Fees	MEXICO	snj:MX-HID	Municipio De Atotonilco De Tula	Subnational - Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 77
	1,065,497	Taxes	MEXICO	snj:MX-HID	Municipio De Huichapan	Subnational - Hidalgo One	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 78
	194,636	Fees	MEXICO	snj:MX-HID	Municipio De Huichapan	Subnational - Hidalgo One	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 79
	8,572	Taxes	MEXICO	snj:MX-HID	Secretaria De Hacienda Del Gobierno Del Estado De Hidalgo	Subnational - Hidalgo Two	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 80
	231,719	Fees	MEXICO	snj:MX-HID	Secretaria De Hacienda Del Gobierno Del Estado De Hidalgo	Subnational - Hidalgo Two	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 81
	96,224	Taxes	MEXICO	snj:MX-JAL	Municipio De Zapotiltic, Jalisco	Subnational - Jalisco	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 82
	17,918	Fees	MEXICO	snj:MX-JAL	Municipio De Zapotiltic, Jalisco	Subnational - Jalisco	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 83
	163,112	Fees	MEXICO	snj:MX-JAL	SIAPA	Subnational - Jalisco One	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 84
	788,807	Taxes	MEXICO	snj:MX-NLE	Municipio De La Ciudad De Monterrey	Subnational - Nuevo Leon	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 85
	133,938	Fees	MEXICO	snj:MX-NLE	Municipio De La Ciudad De Monterrey	Subnational - Nuevo Leon	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 86
	698,362	Fees	MEXICO	snj:MX-NLE	Servicios De Agua Y Drenaje De Monterrey I.P.D.	Subnational - Nuevo Leon One	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 87
	109,236	Taxes	MEXICO	snj:MX-NLE	Municipio De San Pedro Garza Garcia, N.L.	Subnational - Nuevo Leon Two	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 88
	167,543	Taxes	MEXICO	snj:MX-PUE	Municipio de Cuautinchan, Puebla	Subnational - Puebla	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 89
	222,902	Taxes	MEXICO	snj:MX-PUE	Municipio De Tecali De Herrera, Puebla	Subnational - Puebla One	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 90
	49,333	Taxes	MEXICO	snj:MX-ROO	Gobierno Del Estado Libre Y Soberano De Quintana Roo	Subnational - Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 91
	8,008	Fees	MEXICO	snj:MX-ROO	Gobierno Del Estado Libre Y Soberano De Quintana Roo	Subnational - Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 92
	95,315	Comm. Social Resp.	MEXICO	snj:MX-ROO	Gobierno Del Estado Libre Y Soberano De Quintana Roo	Subnational - Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 93
	110,937	Taxes	MEXICO	snj:MX-SON	Municipio De La Colorada	Subnational - Sonora	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 94
	246,806	Taxes	MEXICO	snj:MX-YUC	Municipio De Mérida, Yucatán	Subnational - Yucatan	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 95
	10,332	Fees	MEXICO	snj:MX-YUC	Municipio De Mérida, Yucatán	Subnational - Yucatan	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 96
	373,133	Taxes	MEXICO	snj:MX-YUC	Secretaría De Administración Y Finanzas de Yucatan	Subnational - Yucatan One	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 97
	33,481	Fees	MEXICO	snj:MX-YUC	Secretaría De Administración Y Finanzas de Yucatan	Subnational - Yucatan One	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 98
	253,555	Taxes	NICARAGUA	snj:NI-MN	Alcaldia De Ciudad Sandino	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 99
	90,193	Prod. Entitlements	NICARAGUA	snj:NI-MN	Alcaldia De Ciudad Sandino	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 100
	224,574	Taxes	NICARAGUA	snj:NI-MN	Alcaldia De Managua	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 101
	436,107	Prod. Entitlements	NICARAGUA	snj:NI-MN	Alcaldia De Managua	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 102
	66,698	Taxes	NICARAGUA	snj:NI-MN	Alcaldia De Nindiri	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 103
	55,518	Prod. Entitlements	NICARAGUA	snj:NI-MN	Alcaldia De Nindiri	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 104
	156	Infrastructure	NICARAGUA	snj:NI-MN	Alcaldia De Nindiri	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 105
	815,055	Taxes	NICARAGUA	snj:NI-MN	Alcaldia Municipal San Rafael Del Sur	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 106
	823,241	Prod. Entitlements	NICARAGUA	snj:NI-MN	Alcaldia Municipal San Rafael Del Sur	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 107
	1,991	Infrastructure	NICARAGUA	snj:NI-MN	Alcaldia Municipal San Rafael Del Sur	Subnational - Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 108
	84,902	Taxes	PANAMA	snj:PA-8	Municipio De Panama	Subnational - Provincia de Panama	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 109
	23,041	Prod. Entitlements	PANAMA	snj:PA-8	Municipio De Panama	Subnational - Provincia de Panama	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 110
	960	Infrastructure	PANAMA	snj:PA-8	Municipio De Panama	Subnational - Provincia de Panama	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 111
	2,312,164	Taxes	POLAND	snj:PL-06	City Office of Chełm	Subnational - lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 112
	334,590	Fees	POLAND	snj:PL-06	City Office of Chełm	Subnational - lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 113
	974,877	Taxes	POLAND	snj:PL-24	Municipality Office of Rędziny	Subnational - Slaskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 114
	10,990	Fees	POLAND	snj:PL-24	Municipality Office of Rędziny	Subnational - Slaskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 115
	138,769	Taxes	POLAND	snj:PL-12	Municipality Office of Borzęcin	Subnational - Lesser Poland	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 116
	16,851	Fees	POLAND	snj:PL-12	Municipality Office of Borzęcin	Subnational - Lesser Poland	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 117
	132,669	Taxes	POLAND	snj:PL-14	Municipality Office of Troszyn	Subnational - Mazovia	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 118
	10,539	Fees	POLAND	snj:PL-14	Municipality Office of Troszyn	Subnational - Mazovia	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 119
	124,138	Taxes	POLAND	snj:PL-14	Capital City of Warsaw – Włochy District Office	Subnational - Mazovia One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 120
	224,032	Taxes	POLAND	snj:PL-14	Municipality Office in Kamień	Subnational - Mazovia Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 121
	124,778	Taxes	POLAND	snj:PL-22	City Office of Gdynia	Subnational - Pomerania	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 122
	76,333	Fees	POLAND	snj:PL-22	City Office of Gdynia	Subnational - Pomerania	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 123
	598,336	Fees	POLAND	snj:PL-22	Municipal Enterprise of Municipal Economy	Subnational - Pomerania One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 124
	112,715	Fees	POLAND	snj:PL-22	Municipal Utility Company	Subnational - Pomerania Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 125
	1,234,453	Fees	POLAND	snj:PL-22	Municipal-Industrial Wastewater Treatment Plant	Subnational - Pomerania Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 126
	107,576	Taxes	POLAND	snj:PL-22	Municipal Office – Department of Taxes and Fees	Subnational - Pomerania Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 127
	146,016	Taxes	POLAND	snj:PL-22	Municipal Office of Skarszewy	Subnational - Pomerania Five	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 128
	24,965	Fees	POLAND	snj:PL-22	Municipal Office of Skarszewy	Subnational - Pomerania Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 129
	103,423	Taxes	POLAND	snj:PL-12	Municipality Office of Klucze	Subnational - Upper Silesia	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 130
	317,897	Fees	POLAND	snj:PL-12	Municipality Office of Klucze	Subnational - Upper Silesia	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 131
	329,504	Taxes	POLAND	snj:PL-12	Municipality Office of Mstów	Subnational - Upper Silesia One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 132
	72,392	Fees	POLAND	snj:PL-12	Municipality Office of Mstów	Subnational - Upper Silesia One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 133
	326,759	Fees	POLAND	snj:PL-12	Olkusz Forest District	Subnational - Upper Silesia Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 134
	101,094	Taxes	POLAND	snj:PL-12	Municipality Office of Bierawa	Subnational - Upper Silesia Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 135
	46,920	Fees	POLAND	snj:PL-12	Municipality Office of Bierawa	Subnational - Upper Silesia Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 136
	160,643	Fees	POLAND	snj:PL-12	Marshal's Office	Subnational - Upper Silesia Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 137
	395,130	Fees	POLAND	snj:PL-12	Marshal's Office – Finance Department	Subnational - Upper Silesia Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 138
	1,007,071	Fees	SPAIN		Autoridad Portuaria Baleares	Subnational - Islas Baleares	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 139
	440,963	Fees	SPAIN		Ports de la Generalitat	Subnational - Catalunya	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 140
	110,587	Fees	SPAIN		Agencia Catalana Del Agua	Subnational - Catalunya One	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 141
	124,181	Fees	SPAIN		Autoridad Portuaria de Motril	Subnational - Andalucia	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 142
	273,126	Taxes	UNITED KINGDOM	snj:GB-WBK	Royal Borough Of Windsor & Maidenhead	Subnational - Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 143
	167,481	Taxes	UNITED KINGDOM	snj:GB-WBK	London Borough Of Hammersmith and Fulham	Subnational - Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 144
	297,254	Taxes	UNITED KINGDOM	snj:GB-CAM	South Cambridgeshire District	Subnational - Cambridgeshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 145
	131,070	Taxes	UNITED KINGDOM	snj:GB-DBY	South Derbyshire District Council	Subnational - Derbyshire	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 146
	785,994	Taxes	UNITED KINGDOM	snj:GB-DBY	High Peak Borough Council	Subnational - Derbyshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 147
	9,518	Fees	UNITED KINGDOM	snj:GB-DBY	High Peak Borough Council	Subnational - Derbyshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 148
	607,171	Taxes	UNITED KINGDOM	snj:GB-ESS	London Borough Of Barking & Dagenham	Subnational - Essex	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 149
	9,765	Fees	UNITED KINGDOM	snj:GB-ESS	London Borough Of Barking & Dagenham	Subnational - Essex	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 150
	717,502	Taxes	UNITED KINGDOM	snj:GB-ESS	Thurrock Borough Council	Subnational - Essex One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 151
	304,611	Taxes	UNITED KINGDOM	snj:GB-ESS	Braintree District Council	Subnational - Essex Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 152
	1,539	Fees	UNITED KINGDOM	snj:GB-ESS	Braintree District Council	Subnational - Essex Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 153
	115,224	Taxes	UNITED KINGDOM	snj:GB-FLN	Bristol City Council	Subnational - Flintshire	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 154
	120,384	Taxes	UNITED KINGDOM	snj:GB-FLN	Flintshire County Council	Subnational - Flintshire One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 155
	2,198	Fees	UNITED KINGDOM	snj:GB-FLN	Flintshire County Council	Subnational - Flintshire One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 156
	202,665	Taxes	UNITED KINGDOM		Southampton City Council	Subnational - Marine	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 157
	44,075	Taxes	UNITED KINGDOM	snj:GB-HAM	Guildford Borough Council	Subnational - Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 158
	61,099	Fees	UNITED KINGDOM	snj:GB-HAM	Guildford Borough Council	Subnational - Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 159
	101,252	Taxes	UNITED KINGDOM	snj:GB-HRT	London Borough Of Enfield Council	Subnational - Hertfordshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 160
	148,231	Taxes	UNITED KINGDOM	snj:GB-HRT	St Albans City & District Council	Subnational - Hertfordshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 161
	275,631	Taxes	UNITED KINGDOM	snj:GB-KEN	Greenwich Council	Subnational - Kent	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 162
	1,373	Fees	UNITED KINGDOM	snj:GB-KEN	Greenwich Council	Subnational - Kent	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 163
	293,014	Taxes	UNITED KINGDOM	snj:GB-KEN	Gravesham Borough Council	Subnational - Kent One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 164
	179	Fees	UNITED KINGDOM	snj:GB-KEN	Gravesham Borough Council	Subnational - Kent One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 165
	177,809	Taxes	UNITED KINGDOM	snj:GB-LIN	North Kesteven District Council	Subnational - Lincolnshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 166
	97,786	Taxes	UNITED KINGDOM	snj:GB-LIN	North Lincolnshire Council	Subnational - Lincolnshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 167
	7,438	Fees	UNITED KINGDOM	snj:GB-LIN	North Lincolnshire Council	Subnational - Lincolnshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 168
	209,643	Taxes	UNITED KINGDOM	snj:GB-LIN	Leeds City Council	Subnational - Lincolnshire Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 169
	128,068	Taxes	UNITED KINGDOM	snj:GB-STS	Malvern Hills District Council	Subnational - Staffordshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 170
	158,424	Taxes	UNITED KINGDOM	snj:GB-STS	Salford City Council	Subnational - Staffordshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 171
	360	Fees	UNITED KINGDOM	snj:GB-STS	Salford City Council	Subnational - Staffordshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 172
	124,955	Taxes	UNITED KINGDOM	snj:GB-STS	Stafford Borough Council	Subnational - Staffordshire Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 173
	147,088	Taxes	UNITED KINGDOM	snj:GB-WAR	Coventry City Council	Subnational - Warwickshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 174
	137,201	Taxes	UNITED KINGDOM	snj:GB-WAR	Solihull Metropolitan Borough	Subnational - Warwickshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 175
	5,823	Fees	UNITED KINGDOM	snj:GB-WAR	Solihull Metropolitan Borough	Subnational - Warwickshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 176
	1,369,673	Taxes	UNITED KINGDOM	snj:GB-WAR	Rugby Borough Council	Subnational - Warwickshire Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 177
	126,301	Taxes	UNITED KINGDOM	snj:GB-WAR	Birmingham City Council	Subnational - Warwickshire Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 178
	263,911	Fees	UNITED KINGDOM	snj:GB-CBF	Central Bedfordshire Council	Subnational - Bedfordshire	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 179
	39,882	Fees	UNITED KINGDOM	snj:GB-CBF	Central Bedfordshire Council	Subnational - Bedfordshire	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 180
	157,286	Fees	UNITED STATES	snj:US-AL	Alabama Dept Of Environmental Management	Subnational - Alabama	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 181
	714,890	Fees	UNITED STATES	snj:US-CA	Air Resources Board California	Subnational - California	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 182
	138,581	Fees	UNITED STATES	snj:US-CA	California Department of Conservation	Subnational - California One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 183
	534,296	Fees	UNITED STATES	snj:US-CA	City of Bell	Subnational - California Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 184
	106,029	Prod. Entitlements	UNITED STATES	snj:US-CA	City of Escondido	Subnational - California Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 185
	110,966	Prod. Entitlements	UNITED STATES	snj:US-CA	City Of Inglewood	Subnational - California Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 186
	200,403	Royalties	UNITED STATES	snj:US-CA	City Of Redlands	Subnational - California Five	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 187
	60,415	Fees	UNITED STATES	snj:US-CA	City Of Redlands	Subnational - California Five	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 188
	49,871	Prod. Entitlements	UNITED STATES	snj:US-CA	City Of Redlands	Subnational - California Five	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 189
	227,498	Prod. Entitlements	UNITED STATES	snj:US-CA	City of Santa Clara	Subnational - California Six	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 190
	140,519	Prod. Entitlements	UNITED STATES	snj:US-CA	City Of Santa Paula	Subnational - California Seven	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 191
	148,648	Fees	UNITED STATES	snj:US-CA	City Of Shafter	Subnational - California Eight	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 192
	631,218	Fees	UNITED STATES	snj:US-CA	City of West Sacramento	Subnational - California Nine	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 193
	491,453	Fees	UNITED STATES	snj:US-CA	County of Yolo	Subnational - California Ten	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 194
	1,695,085	Fees	UNITED STATES	snj:US-CA	Mojave Desert Air Quality Management	Subnational - California Eleven	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 195
	132,661	Fees	UNITED STATES	snj:US-CA	Mojave Water Agency	Subnational - California Twelve	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 196
	1,263,789	Fees	UNITED STATES	snj:US-CA	Port Of San Francisco	Subnational - California Thirteen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 197
	200,383	Fees	UNITED STATES	snj:US-CA	South Coast Air Quality Management	Subnational - California Fourteen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 198
	166,278	Fees	UNITED STATES	snj:US-CA	LA Municipal Services	Subnational - California Fifteen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 199
	131,139	Taxes	UNITED STATES	snj:US-CA	State Board Of Equalization	Subnational - California Sixteen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 200
	141,196	Fees	UNITED STATES	snj:US-NV	City Of North Las Vegas	Subnational - Nevada	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 201
	130,346	Fees	UNITED STATES	snj:US-NV	City Of Reno	Subnational - Nevada One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 202
	178,038	Taxes	UNITED STATES	snj:US-NV	Pyramid Lake Paiute Tribe	Subnational - Nevada Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 203
	175	Fees	UNITED STATES	snj:US-NV	Pyramid Lake Paiute Tribe	Subnational - Nevada Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 204
	267,629	Fees	UNITED STATES	snj:US-CO	City of Longmont	Subnational - Colorado	Gypsum Puzzolans Silica Sand [Member]	EMEA Segment [Member]	Open Pit
#: 205
	1,490,184	Fees	UNITED STATES	snj:US-CO	Colorado Dept. of Public Health and Environment	Subnational - Colorado One	Gypsum Puzzolans Silica Sand [Member]	EMEA Segment [Member]	Open Pit
#: 206
	1,618,632	Fees	UNITED STATES	snj:US-FL	Broward County Board of County Commission	Subnational - Florida	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 207
	313,156	Fees	UNITED STATES	snj:US-FL	City of Cocoa	Subnational - Florida One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 208
	159,040	Fees	UNITED STATES	snj:US-FL	City of Fort Lauderdale	Subnational - Florida Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 209
	939,546	Fees	UNITED STATES	snj:US-FL	City of Pensacola	Subnational - Florida Three	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 210
	139,979	Fees	UNITED STATES	snj:US-FL	Florida Dept Of Environmental Protection	Subnational - Florida Four	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 211
	1,163,729	Fees	UNITED STATES	snj:US-FL	Miami-Dade Water And Sewer Dept	Subnational - Florida Five	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 212
	126,469	Fees	UNITED STATES	snj:US-GA	Georgia Dept. of Natural Resources	Subnational -Georgia	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 213
	430,589	Fees	UNITED STATES	snj:US-AZ	City of Phoenix	Subnational -Arizona	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 214
	143,473	Fees	UNITED STATES	snj:US-AZ	San Carlos Irrigation Project	Subnational -Arizona One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 215
	160,910	Fees	UNITED STATES	snj:US-AZ	Town Of Prescott Valley	Subnational -Arizona Two	Gypsum Puzzolans Silica Sand [Member]	EMEA Segment [Member]	Open Pit
#: 216
	1,417,712	Taxes	UNITED STATES	snj:US-TX	City Of New Braunfels	Subnational - Texas	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 217
	1,000	Fees	UNITED STATES	snj:US-TX	City Of New Braunfels	Subnational - Texas	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 218
	186,777	Fees	UNITED STATES	snj:US-TX	City of Houston-Dept of Public Work	Subnational - Texas One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 219
	273,968	Fees	UNITED STATES	snj:US-TX	Edwards Aquifer Authority	Subnational - Texas Two	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 220
	$ 665,140	Infrastructure	UNITED STATES	snj:US-TX	Port Of Houston Authority	Subnational - Texas Three	Clay [Member]	EMEA Segment [Member]	Open Pit